Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

13001997

Received SEC

MAY 09 2013

Washington, DC 20549

May 9, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

AMENDMENT to Certification filed on May 2, 2013

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, BioAmber Inc.,Units (representing shares of common Stock and warrants), Common Stock, par value $0.01 per share, Common stock Purchase Warrants, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 9, 2013. Tentative listing date – May 10, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com